Segment Information Geographic Allocation of Lease Rental Income and Management Fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Lease rental income	$ 750,730	$ 600,873	$ 619,760
Percent of Total, Lease rental income	100.00%	100.00%	100.00%
Percent of Total, Management fees	100.00%	100.00%	100.00%
Asia
Segment Reporting Information [Line Items]
Lease rental income	$ 373,614	$ 302,709	$ 329,567
Percent of Total, Lease rental income	49.80%	50.40%	53.20%
Percent of Total, Management fees	1.30%	0.20%	0.40%
Bermuda
Segment Reporting Information [Line Items]
Percent of Total, Management fees	50.60%	53.10%	60.20%
Europe
Segment Reporting Information [Line Items]
Lease rental income	$ 343,351	$ 266,431	$ 255,495
Percent of Total, Lease rental income	45.70%	44.30%	41.20%
Percent of Total, Management fees	45.50%	45.50%	30.80%
North / South America
Segment Reporting Information [Line Items]
Lease rental income	$ 32,296	$ 29,391	$ 31,786
Percent of Total, Lease rental income	4.30%	4.90%	5.10%
Percent of Total, Management fees	0.70%	0.20%	4.50%
All other international
Segment Reporting Information [Line Items]
Lease rental income	$ 1,469	$ 2,342	$ 2,912
Percent of Total, Lease rental income	0.20%	0.40%	0.50%
Percent of Total, Management fees	1.90%	1.00%	4.10%
Total Management Fees
Segment Reporting Information [Line Items]
Revenue	$ 7,689	$ 9,678	$ 15,239
Total Management Fees | Non Leasing From External Customers
Segment Reporting Information [Line Items]
Revenue	3,360	5,271	7,590
Total Management Fees | Non Leasing From External Customers | Asia
Segment Reporting Information [Line Items]
Revenue	45	11	28
Total Management Fees | Non Leasing From External Customers | Bermuda
Segment Reporting Information [Line Items]
Revenue	1,699	2,797	4,576
Total Management Fees | Non Leasing From External Customers | Europe
Segment Reporting Information [Line Items]
Revenue	1,530	2,397	2,334
Total Management Fees | Non Leasing From External Customers | North / South America
Segment Reporting Information [Line Items]
Revenue	23	9	342
Total Management Fees | Non Leasing From External Customers | All other international
Segment Reporting Information [Line Items]
Revenue	$ 63	$ 57	$ 310